Short-term loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term loans
Short-term loans	¥ 92,100	$ 13,170	¥ 40,000
Short-term loans interest rate	2.16%	2.16%	3.20%